EQUITY - Summary of stock option activities (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding at beginning of year	498,566	454,566	458,566
Options, Granted	132,166	44,000
Options, Exercised	(12,000)		(4,000)
Options, Cancelled
Options, Forfeited	(32,166)
Outstanding at ending of year	586,566	498,566	454,566
Options, Exercisable at the year end	454,400	321,366	311,166
Weighted average grant-date fair value of options granted during the year	$ 8.34	$ 10.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price,Outstanding at beginning of year	$ 7.52	$ 7.02	$ 7.03
Weighted average exercise price, Granted	$ 8.34	$ 10.83
Weighted average exercise price, Exercised	$ 1.775		$ 7.68
Weighted average exercise price, Cancelled
Weighted average exercise price, Forfeited
Weighted Average Exercise Price,Outstanding at the end of year	$ 7.74	$ 7.52	$ 7.02
Weighted average exercise price, Exercisable at the year end	$ 7.56	$ 7	$ 6.82